Leases	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Leases
2 0 .	Lease s

From the Perspective of Lessee
The Group leases office space, offline stores, and certain equipment under operating leases for terms ranging from short
-
term (under 12 months) to 15 years. The Group does not have options to extend or terminate leases, as the renewals or terminations of these leases are on negotiation basis. None of these leases contain material residual value guarantees or material restrictive covenants, and the Group does not have any financing leases.
Supplemental balance sheet information related to the leases
a
re as follows:

As of December 31, 2019
RMB
ROU assets	1,715,556
Operating lease liabilities—current	333,268
Operating lease liabilities—non - current	1,395,665
Weighted-average remaining lease term	4.71
Weight-average discount rate	4.86%

The components of lease costs of these operating leases for the year ended December 31, 2019 are as follow:

Year Ended December 31, 2019
RMB
Operating lease cost for fixed payments	388,976
Short - term lease cost s	327,972
Variable lease cost s	29,286

Total l ease cost s	746,234

The following table provides supplemental cash flow information related to leases:

Year Ended December 31, 2019
RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	370,606
Supplemental noncash information:
Right-of-use assets obtained	2,071,948
Decrease of right-of-use assets for early terminations	(36,142)

The following table provides the maturities of lease liabilities at December 31, 2019:

Operating leases
Maturities of lease l iabilities at December 31, 2019
2020	420,840
2021	424,996
2022	411,335
2023	363,190
2024	266,492
2025 and thereafter	150,409

Total future undiscounted lease payments	2,037,262
Less : imputed interest	308,329

Total present value of lease liabilities	1,728,933